Pension And Postretirement Benefits (One Percentage - Point Changed In Combined Medical And Dental Cost Trend Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension And Postretirement Benefits
Effect of one percentage-point increase on service and interest cost components	$ 260
Effect of one percentage-point decrease on service and interest cost components	(208)
Effect of one percentage-point increase on accumulated postretirement benefit obligation	3,676
Effect of one percentage-point decrease on accumulated postretirement benefit obligation	$ (3,362)